Cover	Aug. 31, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K of Bowen Acquisition Corp (the “Company”) amends Item 4.01 of the Current Report on Form 8-K filed on September 22, 2026 (the “Original Form 8-K”). The Original Form 8-K was filed before the Company obtained the letter from UHY LLP (“UHY”) addressed to the Securities and Exchange Commission stating whether or not UHY agrees with the statements made in the Original Form 8-K and, if not, stating the respects in which it does not agree. The Company subsequently obtained UHY’s letter. Accordingly, this Amendment No. 1 is being filed to update the disclosure to reference such letter and to file it as an exhibit with the Current Report on Form 8-K. No other changes have been made to the Original Form 8-K.
Document Period End Date	Aug. 31, 2026
Entity File Number	001-41741
Entity Registrant Name	BOWEN ACQUISITION CORP
Entity Central Index Key	0001973056
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	420 Lexington Ave
Entity Address, Address Line Two	Suite 2446
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	(203)
Local Phone Number	998-5540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share and one right
Title of 12(b) Security	Units, each consisting of one ordinary share and one right
Trading Symbol	BOWNU
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	BOWN
Rights, each entitling the holder to one-tenth of one ordinary share upon the completion of the Company’s initial business combination
Title of 12(b) Security	Rights, each entitling the holder to one-tenth of one ordinary share upon the completion of the Company’s initial business combination
Trading Symbol	BOWNR